Harbor International Compounders ETF Average Annual Total Returns		12 Months Ended	40 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Ex. U.S. (ND) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	17.66%
NONE or SAME
Prospectus [Line Items]
Average Annual Return, Percent		17.89%	14.27%
Performance Inception Date	Sep. 07, 2022
NONE or SAME | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.62%	14.11%
NONE or SAME | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.91%	11.28%